Accounting policies - Schedule of estimated effect of a 1% change in the euro against the corresponding currency (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sensitivity of consolidated profit and consolidated equity
Appreciation variation (as a percent)	1.00%
Depreciation variation (as a percent)	1.00%
US dollar
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	€ (135.0)	€ (168.4)	€ (136.9)
1 % appreciation of euro, effect on consolidated profit	(2.5)	(3.9)	(3.4)
1 % depreciation of euro, effect on consolidated equity	137.8	171.8	139.7
1 % depreciation of euro, effect on consolidated profit	2.5	4.0	3.4
Chilean peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(8.8)	(15.3)	(35.3)
1 % appreciation of euro, effect on consolidated profit	(4.3)	(2.1)	(2.3)
1 % depreciation of euro, effect on consolidated equity	9.0	15.6	36.0
1 % depreciation of euro, effect on consolidated profit	4.4	2.2	2.3
Pound sterling
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(88.1)	(96.5)	(79.1)
1 % appreciation of euro, effect on consolidated profit	(7.6)	(4.4)	(3.1)
1 % depreciation of euro, effect on consolidated equity	89.9	98.4	80.7
1 % depreciation of euro, effect on consolidated profit	7.7	4.5	3.1
Mexican peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(32.5)	(33.9)	(36.4)
1 % appreciation of euro, effect on consolidated profit	(0.5)	(0.5)	(0.1)
1 % depreciation of euro, effect on consolidated equity	33.1	34.6	37.1
1 % depreciation of euro, effect on consolidated profit	0.5	0.5	0.1
Brazilian real
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(141.2)	(144.1)	(175.7)
1 % appreciation of euro, effect on consolidated profit	(0.8)	(4.3)	(6.5)
1 % depreciation of euro, effect on consolidated equity	144.0	147.0	179.3
1 % depreciation of euro, effect on consolidated profit	0.9	4.3	6.6
Polish zloty
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(12.8)	(25.1)	(48.8)
1 % appreciation of euro, effect on consolidated profit	0.0	(0.4)	0.0
1 % depreciation of euro, effect on consolidated equity	13.0	25.6	49.8
1 % depreciation of euro, effect on consolidated profit	0.0	0.4	0.0
Argentine peso
Sensitivity of consolidated profit and consolidated equity
1 % appreciation of euro, effect on consolidated equity	(21.3)	(18.3)	(7.5)
1 % appreciation of euro, effect on consolidated profit	(3.7)	(6.6)	(4.2)
1 % depreciation of euro, effect on consolidated equity	21.7	18.7	7.7
1 % depreciation of euro, effect on consolidated profit	€ 3.8	€ 6.7	€ 4.2